Cash and cash equivalents (Details) - USD ($)		Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash		$ 76,317,314	$ 14,131,396
Cash equivalents
Private securities (i)	[1]	1,624,057	245,127
Total cash and cash equivalents		$ 77,941,371	$ 14,376,523	$ 0

[1]	Applications in Bank Deposit Certificates (“CDB’s”), issued by financial institutions in Brazil, available for redemption in up to 90 days.